Cash Flow Information - Summary of Non-cash Transactions With Non-controlling Interests (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Abstract]
Conversion of debt to equity	$ 167
Conversion of preference shares to ordinary shares	(399)
Net decrease in additional paid-in capital	$ (232)